FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Year Ended December 31,
	2013	2014	2015

Financial expenses:
Loss related to non-hedging derivative instruments	$(191)	$-	$(230)
Interest	(617)	(415)	(278)
Amortization of marketable securities premiums and accretion of discounts, net	(349)	(820)	(1,094)
Exchange rate	-	(722)	-
Others	(229)	(205)	(286)

	(1,386)	(2,162)	(1,888)
Financial income -
Gain related to non-hedging derivative instruments	-	196	-
Interest and others	1,294	1,770	2,302
Exchange rate	188	-	28

	1,482	1,966	2,330

	$96	$(196)	$442